Prepayment and Other Current Assets (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepaid And Other Current Assets [Line Items]
Receivable from a former equity method investee (Note 16(ii))	$ 725,268	4,500,000	0
Receivable relating to disposal of a subsidiary (Note 29)	2,055,020	12,750,575	0
Accrued interest income	119,361	740,586	186,593
Receivable from a supplier (Note 15(iii))	2,889,431	17,927,763	0
Prepayments and deposits	1,761,451	10,929,101	24,074,914
Others	1,567,433	9,725,296	8,203,091
Prepayments and other current assets, total	$ 9,117,964	56,573,321	32,464,598